Loans and Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Loans and Bonds Payable
The Company issued domestic unsecured bonds during the period from January 1, 2025 to April 17, 2025, the major terms are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

NT$ unsecured bonds

114-1 (Green bond)	A	March 2025 to March 2030	$12,000.0	1.90%	Bullet repayment; interest payable annually
	B	March 2025 to March 2035	7,200.0	2.05%	The same as above
The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Issue Amount US$ (In Millions)	Coupon Rate	Repayment and Interest Payment

September 2020 to September 2025	US$ 1,000.0	0.75%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
September 2020 to September 2027	750.0	1.00%	The same as above
September 2020 to September 2030	1,250.0	1.375%	The same as above
April 2021 to April 2026	1,100.0	1.25%	The same as above
April 2021 to April 2028	900.0	1.75%	The same as above
April 2021 to April 2031	1,500.0	2.25%	The same as above
October 2021 to October 2026	1,250.0	1.75%	The same as above

			(Continued)

Issuance Period	Total Issue Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
October 2021 to October 2031	US$	1,250.0	2.50%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
October 2021 to October 2041		1,000.0	3.125%	The same as above
October 2021 to October 2051		1,000.0	3.25%	The same as above
April 2022 to April 2027		1,000.0	3.875%	The same as above
April 2022 to April 2029		500.0	4.125%	The same as above
April 2022 to April 2032		1,000.0	4.25%	The same as above
April 2022 to April 2052		1,000.0	4.50%	The same as above
July 2022 to July 2027		400.0	4.375%	The same as above
July 2022 to July 2032		600.0	4.625%	The same as above
				(Concluded)

Bonds payable [member]
Statement [LineItems]
Summary of Loans and Bonds Payable

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Domestic unsecured bonds	$447,194.0	$478,536.0
Overseas unsecured bonds	476,578.5	507,904.0
Less: Discounts on bonds payable	(2,875.0)	(2,687.5)
Less: Current portion	(6,997.7)	(57,148.0)

	$913,899.8	$926,604.5

Bonds payable [member] | Taiwan [member]
Statement [LineItems]
Summary of Loans and Bonds Payable
The major terms of domestic unsecured bonds are as follows:

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

NT$ unsecured bonds

101-4	C	January 2013 to January 2023	$3,000.0	1.49%	Bullet repayment; interest payable annually
102-1	C	February 2013 to February 2023	3,600.0	1.50%	The same as above
102-2	B	July 2013 to July 2023	3,500.0	1.70%	The same as above
102-4	E	September 2013 to March 2023	5,400.0	2.05%	The same as above
	F	September 2013 to September 2023	2,600.0	2.10%	The same as above
109-1	A	March 2020 to March 2025	3,000.0	0.58%	The same as above
	B	March 2020 to March 2027	10,500.0	0.62%	The same as above
	C	March 2020 to March 2030	10,500.0	0.64%	The same as above
109-2	A	April 2020 to April 2025	5,900.0	0.52%	The same as above
	B	April 2020 to April 2027	10,400.0	0.58%	The same as above
	C	April 2020 to April 2030	5,300.0	0.60%	The same as above

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

109-3	A	May 2020 to May 2025	$4,500.0	0.55%	Bullet repayment; interest payable annually
	B	May 2020 to May 2027	7,500.0	0.60%	The same as above
	C	May 2020 to May 2030	2,400.0	0.64%	The same as above
109-4	A	July 2020 to July 2025	5,700.0	0.58%	Two equal installments in last two years; interest payable annually
	B	July 2020 to July 2027	6,300.0	0.65%	The same as above
	C	July 2020 to July 2030	1,900.0	0.67%	The same as above
109-5	A	September 2020 to September 2025	4,800.0	0.50%	The same as above
	B	September 2020 to September 2027	8,000.0	0.58%	The same as above
	C	September 2020 to September 2030	2,800.0	0.60%	The same as above
109-6 (Green bond)	A	December 2020 to December 2025	1,600.0	0.40%	The same as above
	B	December 2020 to December 2027	5,600.0	0.44%	The same as above
	C	December 2020 to December 2030	4,800.0	0.48%	The same as above
109-7	A	December 2020 to December 2025	1,900.0	0.36%	The same as above
	B	December 2020 to December 2027	10,200.0	0.41%	The same as above
	C	December 2020 to December 2030	6,400.0	0.45%	The same as above
110-1	A	March 2021 to March 2026	4,800.0	0.50%	Bullet repayment; interest payable annually
	B	March 2021 to March 2028	11,400.0	0.55%	The same as above
	C	March 2021 to March 2031	4,900.0	0.60%	The same as above
110-2	A	May 2021 to May 2026	5,200.0	0.50%	The same as above
	B	May 2021 to May 2028	8,400.0	0.58%	The same as above
	C	May 2021 to May 2031	5,600.0	0.65%	The same as above
110-3	A	June 2021 to June 2026	6,900.0	0.52%	The same as above
	B	June 2021 to June 2028	7,900.0	0.58%	The same as above
	C	June 2021 to June 2031	4,900.0	0.65%	The same as above

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

110-4	A	August 2021 to August 2025	$4,000.0	0.485%	Bullet repayment; interest payable annually
	B	August 2021 to August 2026	8,000.0	0.50%	The same as above
	C	August 2021 to August 2028	5,400.0	0.55%	The same as above
	D	August 2021 to August 2031	4,200.0	0.62%	The same as above
110-6	A	October 2021 to April 2026	3,200.0	0.535%	The same as above
	B	October 2021 to October 2026	6,900.0	0.54%	The same as above
	C	October 2021 to October 2028	4,600.0	0.60%	The same as above
	D	October 2021 to October 2031	1,600.0	0.62%	The same as above
110-7	A	December 2021 to December 2026	7,700.0	0.65%	The same as above
	B	December 2021 to June 2027	3,500.0	0.675%	The same as above
	C	December 2021 to December 2028	5,500.0	0.72%	The same as above
111-1 (Green bond)	A	January 2022 to January 2027	2,100.0	0.63%	The same as above
	B	January 2022 to January 2029	3,300.0	0.72%	The same as above
111-2	A	March 2022 to September 2026	3,000.0	0.84%	The same as above
	B	March 2022 to March 2027	9,600.0	0.85%	The same as above
	C	March 2022 to March 2029	1,600.0	0.90%	The same as above
111-3 (Green bond)	-	May 2022 to May 2027	6,100.0	1.50%	The same as above
111-4 (Green bond)	A	July 2022 to July 2026	1,200.0	1.60%	The same as above
	B	July 2022 to July 2027	10,100.0	1.70%	The same as above
	C	July 2022 to July 2029	1,200.0	1.75%	The same as above
	D	July 2022 to July 2032	1,400.0	1.95%	The same as above
111-5	A	August 2022 to June 2027	2,000.0	1.65%	The same as above
	B	August 2022 to August 2027	8,900.0	1.65%	The same as above

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

111-5	C	August 2022 to August 2029	$2,200.0	1.65%	Bullet repayment; interest payable annually
	D	August 2022 to August 2032	2,500.0	1.82%	The same as above
111-6 (Green bond)	A	October 2022 to October 2027	5,700.0	1.75%	The same as above
	B	October 2022 to October 2029	1,000.0	1.80%	The same as above
	C	October 2022 to October 2032	3,500.0	2.00%	The same as above
112-1 (Green bond)	A	March 2023 to March 2028	12,200.0	1.54%	The same as above
	B	March 2023 to March 2030	2,300.0	1.60%	The same as above
	C	March 2023 to March 2033	4,800.0	1.78%	The same as above
112-2 (Green bond)	A	May 2023 to May 2028	13,100.0	1.60%	The same as above
	B	May 2023 to May 2030	2,300.0	1.65%	The same as above
	C	May 2023 to May 2033	5,300.0	1.82%	The same as above
112-3	A	June 2023 to June 2028	11,400.0	1.60%	The same as above
	B	June 2023 to June 2030	2,600.0	1.65%	The same as above
	C	June 2023 to June 2033	6,000.0	1.80%	The same as above
112-4	A	August 2023 to August 2028	7,300.0	1.60%	The same as above
	B	August 2023 to August 2030	700.0	1.65%	The same as above
	C	August 2023 to August 2033	7,900.0	1.76%	The same as above
112-5	A	October 2023 to October 2028	4,300.0	1.62%	The same as above
	B	October 2023 to October 2033	5,500.0	1.76%	The same as above
113-1 (Green bond)	A	March 2024 to March 2029	12,000.0	1.64%	The same as above
	B	March 2024 to March 2034	10,800.0	1.76%	The same as above
113-2 (Green bond)	A	May 2024 to May 2029	4,900.0	1.98%	The same as above
	B	May 2024 to May 2034	6,600.0	2.10%	The same as above

Issuance	Tranche	Issuance Period	Total Issue Amount US$ (In Millions)	Coupon Rate	Repayment and Interest Payment

US$ unsecured bonds

109-1	-	September 2020 to September 2060	US$ 1,000.0	2.70%	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
110-5	-	September 2021 to September 2051	1,000.0	3.10%	The same as above

Long-term bank loans [member]
Statement [LineItems]
Summary of Loans and Bonds Payable

	December 31, 2023	December 31, 2024
	NT$ (In Millions)	NT$ (In Millions)

NT$ unsecured loans	$6,706.4	$4,410.8
JPY unsecured loans	-	30,124.8
Less: Discounts on government grants	(27.8)	(1.3)
Less: Current portion	(2,295.6)	(2,709.9)

	$4,383.0	$31,824.4

Loan content
Annual interest rate	1.15%-1.35%	0.13%-1.78%
Maturity date	Due by December 2027	Due by December 2030